Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie High Yield Bond Portfolio
January 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.24%
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	145,000	$142,873
Total Convertible Bond (cost $139,381)		142,873

Corporate Bonds — 84.50%
Automotive — 3.94%
Allison Transmission 144A 5.875% 6/1/29 #	223,000	246,111
Ford Motor
8.50% 4/21/23	155,000	173,871
9.00% 4/22/25	50,000	61,002
Ford Motor Credit
3.37% 11/17/23	285,000	290,364
4.125% 8/17/27	270,000	284,512
4.542% 8/1/26	275,000	294,594
5.584% 3/18/24	295,000	319,155
5.875% 8/2/21	230,000	234,600

General Motors Financial 5.70% 9/30/30 μ, ψ	80,000	90,100
Jaguar Land Rover Automotive
144A 4.50% 10/1/27 #	200,000	194,627
144A 5.875% 1/15/28 #	200,000	204,040
		2,392,976
Banking — 2.40%
Barclays 6.125% 12/15/25 μ, ψ	305,000	330,934
Deutsche Bank 6.00% 10/30/25 μ, ψ	200,000	195,250
Popular 6.125% 9/14/23	460,000	497,557
SVB Financial Group 4.10% 2/15/31 μ, ψ	425,000	432,947
		1,456,688
Basic Industry — 9.85%
Allegheny Technologies 5.875% 12/1/27	295,000	310,337
Avient 144A 5.75% 5/15/25 #	297,000	315,562
BCPE Ulysses Intermediate 144A PIK 7.75% 4/1/27 #, «	160,000	159,600
Blue Cube Spinco 10.00% 10/15/25	75,000	79,781
Cemex 144A 7.375% 6/5/27 #	280,000	316,400
Chemours 144A 5.75% 11/15/28 #	375,000	388,882
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
First Quantum Minerals
144A 6.875% 10/15/27 #	200,000	$215,986
144A 7.25% 4/1/23 #	330,000	337,559
144A 7.50% 4/1/25 #	405,000	419,187

Freeport-McMoRan 5.45% 3/15/43	652,000	816,213
Hudbay Minerals
144A 6.125% 4/1/29 #	100,000	106,250
144A 7.625% 1/15/25 #	105,000	109,497

Intertape Polymer Group 144A 7.00% 10/15/26 #	165,000	174,692
LBM Acquisition 144A 6.25% 1/15/29 #	115,000	116,547
M/I Homes 4.95% 2/1/28	267,000	281,718
Mattamy Group
144A 4.625% 3/1/30 #	65,000	67,549
144A 5.25% 12/15/27 #	160,000	168,900
New Gold
144A 6.375% 5/15/25 #	16,000	16,590
144A 7.50% 7/15/27 #	75,000	81,250
Novelis
144A 4.75% 1/30/30 #	60,000	63,113
144A 5.875% 9/30/26 #	80,000	83,900

Olin 5.00% 2/1/30	110,000	115,497
PowerTeam Services 144A 9.033% 12/4/25 #	450,000	499,500
Tronox 144A 6.50% 4/15/26 #	155,000	160,038
WESCO Distribution 144A 7.25% 6/15/28 #	140,000	157,468
White Cap Buyer 144A 6.875% 10/15/28 #	400,000	416,514
		5,978,530
Capital Goods — 4.90%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	400,000	421,000
ATS Automation Tooling Systems 144A 4.125% 12/15/28 #	100,000	101,438
Berry Global 144A 5.625% 7/15/27 #	160,000	170,500
Bombardier
144A 7.50% 3/15/25 #	235,000	220,312
144A 7.875% 4/15/27 #	110,000	101,717

NQ-DPT-096 [1/21] 3/21 (1552031)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie High Yield Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Energizer Holdings 144A 4.375% 3/31/29 #	140,000	$143,360
GrafTech Finance 144A 4.625% 12/15/28 #	70,000	70,963
Granite US Holdings 144A 11.00% 10/1/27 #	230,000	259,325
Reynolds Group Issuer 144A 4.00% 10/15/27 #	250,000	251,800
Spirit AeroSystems 144A 5.50% 1/15/25 #	220,000	231,000
Terex 144A 5.625% 2/1/25 #	115,000	117,947
Titan Acquisition 144A 7.75% 4/15/26 #	75,000	76,464
TransDigm
144A 4.625% 1/15/29 #	130,000	129,269
144A 6.25% 3/15/26 #	300,000	317,686

Vertical Holdco 144A 7.625% 7/15/28 #	200,000	216,125
Welbilt 9.50% 2/15/24	143,000	147,528
		2,976,434
Communications — 9.09%
Altice Financing 144A 5.00% 1/15/28 #	355,000	364,342
Altice France Holding 144A 6.00% 2/15/28 #	550,000	555,145
C&W Senior Financing 144A 6.875% 9/15/27 #	253,000	269,824
Cablevision Lightpath
144A 3.875% 9/15/27 #	200,000	201,270
144A 5.625% 9/15/28 #	200,000	205,375

Cincinnati Bell 144A 7.00% 7/15/24 #	315,000	327,600
Clear Channel Worldwide Holdings 9.25% 2/15/24	289,000	301,163
Connect Finco 144A 6.75% 10/1/26 #	220,000	235,367
Frontier Communications
144A 5.875% 10/15/27 #	130,000	139,955
144A 6.75% 5/1/29 #	220,000	231,484

LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	265,000	285,267
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Level 3 Financing 144A 4.25% 7/1/28 #	250,000	$256,428
Lumen Technologies 144A 4.50% 1/15/29 #	140,000	143,967
Sprint
7.125% 6/15/24	460,000	536,958
7.625% 3/1/26	80,000	98,721
7.875% 9/15/23	440,000	508,750

Sprint Capital 8.75% 3/15/32	80,000	122,280
T-Mobile USA
6.00% 4/15/24	140,000	141,712
6.50% 1/15/26	232,000	239,577

Zayo Group Holdings 144A 6.125% 3/1/28 #	340,000	354,242
		5,519,427
Consumer Cyclical — 6.26%
Boyd Gaming 4.75% 12/1/27	320,000	328,544
Caesars Entertainment
144A 6.25% 7/1/25 #	130,000	137,172
144A 8.125% 7/1/27 #	115,000	126,363
Carnival
144A 7.625% 3/1/26 #	250,000	264,844
144A 11.50% 4/1/23 #	170,000	193,128
L Brands
6.875% 11/1/35	290,000	336,629
6.95% 3/1/33	189,000	201,946
144A 9.375% 7/1/25 #	95,000	117,444

MGM Resorts International 4.75% 10/15/28	315,000	328,765
Murphy Oil USA 144A 3.75% 2/15/31 #	270,000	270,675
New Red Finance 144A 3.50% 2/15/29 #	140,000	140,000
PetSmart
144A 4.75% 2/15/28 #	250,000	250,000
144A 7.75% 2/15/29 #	250,000	250,000
Scientific Games International
144A 7.25% 11/15/29 #	250,000	269,797
144A 8.25% 3/15/26 #	176,000	186,400

Six Flags Entertainment 144A 4.875% 7/31/24 #	145,000	144,149
Station Casinos
144A 4.50% 2/15/28 #	145,000	142,372
144A 5.00% 10/1/25 #	115,000	115,958
		3,804,186

2    NQ-DPT-096 [1/21] 3/21 (1552031)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 2.55%
Chobani 144A 4.625% 11/15/28 #	142,000	$145,195
JBS USA LUX
144A 5.50% 1/15/30 #	105,000	119,421
144A 6.50% 4/15/29 #	140,000	159,383
Kraft Heinz Foods
5.00% 7/15/35	150,000	177,862
5.20% 7/15/45	175,000	203,823

Pilgrim's Pride 144A 5.75% 3/15/25 #	200,000	204,770
Post Holdings 144A 5.50% 12/15/29 #	210,000	228,374
United Natural Foods 144A 6.75% 10/15/28 #	290,000	307,037
		1,545,865
Energy — 11.81%
Apache
4.75% 4/15/43	158,000	150,337
4.875% 11/15/27	120,000	123,480
CNX Resources
144A 6.00% 1/15/29 #	250,000	258,831
144A 7.25% 3/14/27 #	115,000	123,803

Continental Resources 3.80% 6/1/24	250,000	256,719
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	235,000	226,686
144A 6.00% 2/1/29 #	145,000	139,955

DCP Midstream Operating 5.125% 5/15/29	355,000	386,701
EQM Midstream Partners
144A 4.75% 1/15/31 #	320,000	309,322
144A 6.50% 7/1/27 #	160,000	171,554
Genesis Energy
6.50% 10/1/25	295,000	273,517
8.00% 1/15/27	216,000	205,670
Murphy Oil
5.875% 12/1/27	642,000	610,953
6.875% 8/15/24	75,000	73,406
NuStar Logistics
6.00% 6/1/26	206,000	219,228
6.375% 10/1/30	264,000	291,225
Occidental Petroleum
3.00% 2/15/27	125,000	115,859
3.40% 4/15/26	150,000	145,077
3.50% 8/15/29	235,000	218,343
6.125% 1/1/31	260,000	283,322
6.45% 9/15/36	135,000	148,348
6.625% 9/1/30	165,000	185,873
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
PDC Energy
5.75% 5/15/26	330,000	$336,593
6.125% 9/15/24	111,000	113,450

Southwestern Energy 7.75% 10/1/27	235,000	248,366
Sunoco 6.00% 4/15/27	105,000	111,300
Targa Resources Partners
144A 4.00% 1/15/32 #	215,000	213,388
144A 4.875% 2/1/31 #	150,000	156,750

TechnipFMC 144A 6.50% 2/1/26 #	530,000	552,564
Western Midstream Operating 4.75% 8/15/28	490,000	519,400
		7,170,020
Financial Services — 3.35%
AerCap Holdings 5.875% 10/10/79 μ	335,000	340,653
Ally Financial 8.00% 11/1/31	150,000	217,966
Credit Suisse Group 144A 4.50% 9/3/30 #, μ, ψ	200,000	198,500
DAE Funding
144A 4.50% 8/1/22 #	50,000	50,465
144A 5.75% 11/15/23 #	377,000	387,839

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	212,609
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	400,000	402,250
United Wholesale Mortgage 144A 5.50% 11/15/25 #	210,000	221,287
		2,031,569
Healthcare — 6.79%
Bausch Health 144A 6.25% 2/15/29 #	315,000	338,316
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	205,000	211,150
CHS
144A 4.75% 2/15/31 #	80,000	80,100
144A 6.875% 4/15/29 #	175,000	177,297
144A 8.00% 3/15/26 #	230,000	247,480

Encompass Health 4.75% 2/1/30	170,000	183,138
Hadrian Merger Sub 144A 8.50% 5/1/26 #	237,000	246,731

NQ-DPT-096 [1/21] 3/21 (1552031)    3

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie High Yield Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
HCA
5.375% 2/1/25	525,000	$590,218
7.58% 9/15/25	130,000	158,600
Jaguar Holding II
144A 4.625% 6/15/25 #	110,000	115,542
144A 5.00% 6/15/28 #	195,000	206,987

ModivCare 144A 5.875% 11/15/25 #	205,000	217,684
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	215,000	230,453
144A 7.375% 6/1/25 #	220,000	235,812

Surgery Center Holdings 144A 10.00% 4/15/27 #	120,000	132,825
Tenet Healthcare
144A 6.125% 10/1/28 #	385,000	402,849
6.75% 6/15/23	125,000	135,750
6.875% 11/15/31	195,000	211,294
		4,122,226
Insurance — 1.31%
AssuredPartners 144A 5.625% 1/15/29 #	95,000	96,544
GTCR AP Finance 144A 8.00% 5/15/27 #	65,000	70,200
HUB International 144A 7.00% 5/1/26 #	275,000	285,589
USI 144A 6.875% 5/1/25 #	335,000	341,427
		793,760
Media — 6.73%
AMC Networks 4.25% 2/15/29	225,000	224,271
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	285,000	287,138
CCO Holdings
144A 4.50% 8/15/30 #	565,000	595,722
144A 4.50% 5/1/32 #	320,000	333,270
144A 5.375% 6/1/29 #	150,000	162,893
CSC Holdings
144A 4.625% 12/1/30 #	600,000	612,831
144A 5.75% 1/15/30 #	420,000	451,374

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	357,000	362,967
Gray Television 144A 7.00% 5/15/27 #	215,000	235,253
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)

Netflix 144A 4.875% 6/15/30 #	125,000	$152,109
Nexstar Broadcasting 144A 4.75% 11/1/28 #	165,000	170,259
Terrier Media Buyer 144A 8.875% 12/15/27 #	460,000	498,238
		4,086,325
Real Estate — 1.65%
Global Net Lease 144A 3.75% 12/15/27 #	300,000	305,733
HAT Holdings I 144A 3.75% 9/15/30 #	170,000	171,912
Iron Mountain 144A 5.25% 7/15/30 #	255,000	270,619
MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	250,000	254,687
		1,002,951
Services — 4.64%
Covanta Holding 5.00% 9/1/30	95,000	99,869
Gartner 144A 4.50% 7/1/28 #	180,000	190,071
H&E Equipment Services 144A 3.875% 12/15/28 #	140,000	139,496
Legends Hospitality Holding 144A 5.00% 2/1/26 #	180,000	183,263
Prime Security Services Borrower
144A 5.75% 4/15/26 #	240,000	263,052
144A 6.25% 1/15/28 #	315,000	335,919
Sabre GLBL
144A 7.375% 9/1/25 #	160,000	172,640
144A 9.25% 4/15/25 #	140,000	166,278

Stericycle 144A 3.875% 1/15/29 #	335,000	344,631
Tms International Holding 144A 7.25% 8/15/25 #	110,000	112,200
United Rentals North America
3.875% 2/15/31	235,000	245,428
4.875% 1/15/28	530,000	563,920
		2,816,767
Technology & Electronics — 3.97%
Austin BidCo 144A 7.125% 12/15/28 #	95,000	98,622

4    NQ-DPT-096 [1/21] 3/21 (1552031)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology & Electronics (continued)
Banff Merger Sub 144A 9.75% 9/1/26 #	215,000	$227,797
Black Knight InfoServ 144A 3.625% 9/1/28 #	195,000	197,574
BY Crown Parent
144A 4.25% 1/31/26 #	195,000	200,119
144A 7.375% 10/15/24 #	338,000	343,105

Camelot Finance 144A 4.50% 11/1/26 #	180,000	187,538
CommScope Technologies 144A 5.00% 3/15/27 #	225,000	223,453
Microchip Technology 144A 4.25% 9/1/25 #	325,000	340,513
SS&C Technologies 144A 5.50% 9/30/27 #	348,000	368,970
Verscend Escrow 144A 9.75% 8/15/26 #	205,000	221,518
		2,409,209
Transportation — 3.48%
Delta Air Lines
144A 7.00% 5/1/25 #	205,000	237,849
7.375% 1/15/26	330,000	379,349

Hawaiian Brand Intellectual Property 144A 5.75% 1/20/26 #	280,000	291,900
Mileage Plus Holdings 144A 6.50% 6/20/27 #	140,000	153,300
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	100,000	113,600
Stena International 144A 6.125% 2/1/25 #	200,000	196,700
United Airlines Holdings 4.875% 1/15/25	450,000	434,484
VistaJet Malta Finance 144A 10.50% 6/1/24 #	300,000	307,500
		2,114,682
Utilities — 1.78%
Calpine
144A 4.625% 2/1/29 #	45,000	45,518
144A 5.00% 2/1/31 #	235,000	241,815

PG&E 5.25% 7/1/30	334,000	367,818
Vistra Operations
144A 5.50% 9/1/26 #	54,000	56,211
144A 5.625% 2/15/27 #	350,000	369,729
		1,081,091
Total Corporate Bonds (cost $49,144,193)		51,302,706

	Principal amount°	Value (US $)

Loan Agreements — 8.66%
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	878,290	$887,805
Apro 5.00% (LIBOR03M + 4.00%) 11/14/26 •	401,869	404,381
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/15/21 •	111,356	107,626
Boxer Parent 4.371% (LIBOR01M + 4.25%) 10/2/25 •	99,722	99,701
BW Gas & Convenience Holdings 6.38% (LIBOR01M + 6.25%) 11/18/24 •	286,641	291,657
BWay Holding 3.381% (LIBOR03M + 3.25%) 4/3/24 •	547,195	538,075
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	245,201	253,599
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	131,000	137,632
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	165,000	165,722
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	405,000	405,759
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	173,689	175,570
Informatica 2nd Lien 7.125% 2/25/25 •	175,000	179,594
Solenis International 2nd Lien 8.733% (LIBOR03M + 8.50%) 6/26/26 •	387,647	388,293
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%) 9/2/24 •	255,465	254,370
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	435,000	452,400
Vantage Specialty Chemicals 1st lien TBD 10/28/24 X	90,000	87,000
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	217,000	202,353

NQ-DPT-096 [1/21] 3/21 (1552031)    5

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie High Yield Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Verscend Holding Tranche B 4.621% (LIBOR01M + 4.50%) 8/27/25 •	226,800	$227,367
Total Loan Agreements (cost $5,193,616)		5,258,904
	Number of shares
Common Stock — 0.00%
Century Communications =, †	60,000	0
Total Common Stock (cost $1,816)		0

Short-Term Investments — 10.23%
Money Market Mutual Funds — 10.23%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	1,553,221	1,553,221
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,553,220	1,553,220
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,553,220	1,553,220
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,553,221	1,553,221
Total Short-Term Investments (cost $6,212,882)		6,212,882

Total Value of Securities—103.63% (cost $60,691,888)		62,917,365
Liabilities Net of Receivables and Other Assets—(3.63%)		(2,202,677)
Net Assets Applicable to 8,517,207 Shares Outstanding—100.00%		$60,714,688
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $33,650,091, which represents 55.42% of the Portfolio's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
«	PIK. The first payment of cash and/or principal will be made on October 1, 2021.
>	PIK. 100% of the income received was in the form of cash.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after January 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
Summary of abbreviations:
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar

6    NQ-DPT-096 [1/21] 3/21 (1552031)